Deferred income tax - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred income tax assets	¥ 76,938	¥ 61,163
Deferred income tax liabilities	(9)
Deferred income tax assets - net	76,929	61,163	¥ 45,480
After more than 12 months
Deferred income tax
Deferred income tax assets	76,938	¥ 61,163
Deferred income tax liabilities	¥ (9)